Meridian Growth Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Shares	Value
Common Stocks - 91.4%
Communication Services - 8.2%
Diversified Telecommunication Services - 0.9%
Iridium Communications, Inc.	273,730	$12,451,978
Interactive Media & Services - 7.3%
Cargurus, Inc.[1]	1,575,114	27,595,997
IAC, Inc.[1]	242,443	12,216,703
Ziff Davis, Inc.[1]	634,677	40,422,578
ZipRecruiter, Inc. Class A1,2	1,128,143	13,526,435
		93,761,713
Total Communication Services		106,213,691
Consumer Discretionary - 11.0%
Automobile Components - 0.5%
Fox Factory Holding Corp.[1]	68,908	6,827,405
Distributors - 0.6%
Pool Corp.	21,545	7,672,174
Diversified Consumer Services - 1.9%
Frontdoor, Inc.[1]	328,003	10,033,612
Grand Canyon Education, Inc.[1]	121,177	14,163,168
		24,196,780
Hotels, Restaurants & Leisure - 2.9%
Churchill Downs, Inc.	254,718	29,557,477
Sportradar Holding AG Class A (Switzerland)[1]	791,345	7,921,363
		37,478,840
Specialty Retail - 1.5%
Floor & Decor Holdings, Inc. Class A1,2	51,999	4,705,910
National Vision Holdings, Inc.[1]	370,425	5,993,476
Sally Beauty Holdings, Inc.[1]	1,028,838	8,621,662
		19,321,048
Textiles, Apparel & Luxury Goods - 3.6%
Canada Goose Holdings, Inc. (Canada)[1,2]	703,110	10,307,593
Skechers U.S.A., Inc. Class A1	506,450	24,790,728
Under Armour, Inc. Class C1	1,688,467	10,772,419
		45,870,740
Total Consumer Discretionary		141,366,987
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
BJ's Wholesale Club Holdings, Inc.[1]	111,574	7,963,036
Total Consumer Staples		7,963,036
	Shares	Value
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Viper Energy Partners LP	409,280	$11,410,726
Total Energy		11,410,726
Financials - 6.2%
Capital Markets - 3.7%
LPL Financial Holdings, Inc.	122,272	29,057,941
WisdomTree, Inc.[2]	2,659,496	18,616,472
		47,674,413
Financial Services - 2.5%
Euronet Worldwide, Inc.[1]	398,831	31,659,205
Total Financials		79,333,618
Health Care - 25.1%
Biotechnology - 4.2%
Agios Pharmaceuticals, Inc.[1]	329,506	8,155,273
Halozyme Therapeutics, Inc.[1]	297,134	11,350,519
Legend Biotech Corp. ADR[1]	173,669	11,665,347
Relay Therapeutics, Inc.[1,2]	597,955	5,028,802
SpringWorks Therapeutics, Inc.[1,2]	363,737	8,409,599
Veracyte, Inc.[1]	406,994	9,088,176
		53,697,716
Health Care Equipment & Supplies - 12.4%
Axogen, Inc.[1]	674,525	3,372,625
Cooper Cos., Inc. (The)	66,155	21,037,951
Masimo Corp.[1]	65,325	5,727,696
Merit Medical Systems, Inc.[1]	266,836	18,417,021
Nevro Corp. [1]	437,331	8,405,502
Omnicell, Inc.[1]	101,271	4,561,246
QuidelOrtho Corp.[1]	517,239	37,779,137
STERIS Plc	157,731	34,609,336
Tandem Diabetes Care, Inc.[1]	295,516	6,137,867
Teleflex, Inc.	66,432	13,047,909
TransMedics Group, Inc.[1]	128,038	7,010,080
		160,106,370
Health Care Providers & Services - 3.8%
HealthEquity, Inc.[1]	288,596	21,081,938
Henry Schein, Inc.[1]	377,405	28,022,321
		49,104,259
Health Care Technology - 1.8%
Certara, Inc.[1]	738,419	10,736,612
Doximity, Inc. Class A1,2	611,157	12,968,752
		23,705,364
Life Sciences Tools & Services - 2.4%
Bio-Techne Corp.	186,384	12,687,159
Sotera Health Co.[1,2]	1,235,976	18,514,920
		31,202,079

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)
	Shares	Value
Pharmaceuticals - 0.5%
Arvinas, Inc.[1]	333,626	$6,552,415
Capsule Corp. Acquisition Date: 4/8/21, Cost $2,999,993[1,3,4]	207,016	26,912
		6,579,327
Total Health Care		324,395,115
Industrials - 24.4%
Aerospace & Defense - 0.7%
Curtiss-Wright Corp.	32,892	6,434,662
Rocket Lab U.S.A., Inc.[1,2]	497,242	2,177,920
		8,612,582
Commercial Services & Supplies - 6.7%
ACV Auctions, Inc. Class A1	1,734,708	26,332,867
Cimpress Plc (Ireland)[1,2]	232,958	16,309,390
RB Global, Inc. (Canada)	705,349	44,084,312
		86,726,569
Electrical Equipment - 4.2%
Generac Holdings, Inc.[1]	115,865	12,624,651
Sensata Technologies Holding Plc	1,076,993	40,731,875
		53,356,526
Ground Transportation - 0.5%
Heartland Express, Inc.	425,874	6,256,089
Machinery - 3.8%
John Bean Technologies Corp.	94,842	9,971,688
Middleby Corp. (The)[1]	102,719	13,148,032
Tennant Co.	180,067	13,351,968
Toro Co. (The)	156,294	12,988,031
		49,459,719
Marine Transportation - 4.6%
Kirby Corp.[1]	308,541	25,547,195
Matson, Inc.	378,685	33,596,933
		59,144,128
Professional Services - 2.9%
Alight, Inc. Class A1	5,241,236	37,160,363
Trading Companies & Distributors - 1.0%
Applied Industrial Technologies, Inc.	86,429	13,362,788
Total Industrials		314,078,764
Information Technology - 13.3%
Electronic Equipment, Instruments & Components - 2.6%
Trimble, Inc.[1]	613,235	33,028,837
IT Services - 1.6%
Okta, Inc.[1]	251,374	20,489,495
	Shares	Value
Semiconductors & Semiconductor Equipment - 2.9%
GLOBALFOUNDRIES, Inc.[1,2]	352,015	$20,483,753
ON Semiconductor Corp.[1]	180,040	16,734,718
		37,218,471
Software - 6.2%
8x8, Inc.[1,2]	1,729,451	4,358,216
Consensus Cloud Solutions, Inc.[1]	192,794	4,854,553
Dynatrace, Inc.[1]	422,398	19,738,659
Monday.com Ltd.[1]	58,587	9,328,222
N-able, Inc.[1]	760,006	9,804,077
Smartsheet, Inc. Class A1	386,428	15,634,877
Tenable Holdings, Inc.[1]	375,452	16,820,250
		80,538,854
Total Information Technology		171,275,657
Materials - 1.7%
Containers & Packaging - 1.7%
Graphic Packaging Holding Co.	1,001,733	22,318,611
Total Materials		22,318,611
Total Common Stocks - 91.4% (Cost $1,039,597,018)		1,178,356,205
Preferred Stocks - 2.7%
Communication Services - 1.1%
Interactive Media & Services - 1.1%
Evolve Vacation Rental Network, Inc. Series 9 Acquisition Date: 5/29/20, Cost $4,499,999[1,3,4]	776,451	14,636,101
Total Communication Services		14,636,101
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Binx Health, Inc. Series E Acquisition Date: 5/26/21, Cost $8,500,136[1,3,4]	31,619	1,094,966
Total Health Care		1,094,966
Information Technology - 0.9%
IT Services - 0.6%
Skyryse, Inc. Series B Acquisition Date: 10/21/21, Cost $7,164,990[1,3,4]	290,316	7,330,479
Software - 0.3%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $7,369,692[1,3,4]	167,493	4,555,810
Total Information Technology		11,886,289

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)
	Shares	Value
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Apartment List, Inc. Series D Acquisition Date: 11/2/20 - 12/21/20, Cost $8,399,997[1,3,4]	2,299,479	$6,967,421
Total Real Estate		6,967,421
Total Preferred Stocks - 2.7% (Cost $35,934,814)		34,584,777
Private Investment Fund - 0.3%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $4,037,882[1,3,5]	4,038	4,156,354
Total Private Investment Fund - 0.3% (Cost $4,037,882)		4,156,354
	Shares/ Principal Amount
Short-Term Investments - 8.3%
Money Market Funds - 5.3%
Goldman Sachs Financial Square Government Fund, Institutional Class, 5.23% (Cost $68,742,458)	68,742,458	68,742,458
Repurchase Agreements - 3.0%[6]
Bank of America Securities, Inc., dated 9/29/23, due 10/2/23, 5.30% total to be received $9,309,449 (collateralized by various U.S. Government Sponsored Agency, 2.50% - 5.50%, 4/20/43 - 9/1/53, totaling $9,491,446)	$9,305,339	9,305,339
	Shares/ Principal Amount	Value
Citigroup Global Markets, Inc., dated 9/29/23, due 10/2/23, 5.30% total to be received $9,309,449 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.09%, 8/5/25 - 5/20/72, totaling $9,491,446)	$9,305,339	$9,305,339
Daiwa Capital Markets America, Inc., dated 9/29/23, due 10/2/23, 5.32% total to be received $1,713,879 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.00%, 1/31/24 - 10/1/53, totaling $1,747,489)	1,713,120	1,713,120
National Bank Financial, Inc., dated 9/29/23, due 10/2/23, 5.34% total to be received $9,309,480 (collateralized by various U.S. Treasury Obligations, 0.00% - 4.75%, 10/2/23, totaling $9,491,446)	9,305,339	9,305,339

Meridian Funds	3	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)
	Shares/ Principal Amount	Value
RBC Dominion Securities, Inc., dated 9/29/23, due 10/2/23, 5.30% total to be received $9,309,449 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.00%, 10/5/23 - 9/1/53, totaling $9,491,446)	$9,305,339	$9,305,339
Total Repurchase Agreements (Cost $38,934,476)		38,934,476
Total Short-Term Investments - 8.3% (Cost $107,676,934)		107,676,934
Total Investments - 102.7% (Cost $1,187,246,648)		1,324,774,270
Liabilities in Excess of Other Assets - (2.7)%		(34,897,762)
Net Assets - 100.0%		$1,289,876,508
ADR—American Depositary Receipt
Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at September 30, 2023. Total value of such securities at period-end amounts to $43,943,722 and represents 3.41% of net assets.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $38,768,043 and represents 3.01% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[5]	Quail Investment Holdings, LLC is a limited liability company that was organized to invest solely in Qumulo, Inc Series E Preferred Stock. The value of Qumulo, Inc. is substantially the same as Quail Investment Holdings, LLC.
[6]	Cash collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	4	www.arrowmarkpartners.com/meridian/